Pension Plans	12 Months Ended
Mar. 31, 2016
Pension Plans

17. Pension Plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.

The Company and its subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in interest-bearing securities and marketable equity securities.

The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2015 and 2016 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2015	2016	2015	2016
Change in benefit obligation:
Benefit obligation at beginning of year	¥82,859	¥86,793	¥68,840	¥110,521
Service cost	4,415	4,401	2,460	3,856
Interest cost	1,159	995	2,251	1,747
Actuarial loss (gain)	(169)	10,674	46,110	(12,840)
Foreign currency exchange rate change	0	0	(6,947)	(2,262)
Benefits paid	(2,573)	(2,705)	(1,390)	(1,336)
Plan participant’s contributions	0	0	80	88
Business combinations	1,353	0	0	138
Divestitures	(251)	(3,396)	0	0
Plan amendments	0	268	(883)	0

Benefit obligation at end of year	86,793	97,030	110,521	99,912

Change in plan assets:
Fair value of plan assets at beginning of year	104,844	115,864	62,042	87,009
Actual return on plan assets	10,200	(2,043)	21,074	(109)
Employer contribution	3,040	3,072	10,820	1,456
Benefits paid	(2,136)	(2,227)	(1,296)	(1,265)
Plan participant’s contributions	0	0	80	88
Business combinations	0	0	0	0
Divestitures	(84)	(1,610)	0	0
Foreign currency exchange rate change	0	0	(5,711)	(1,999)

Fair value of plan assets at end of year	115,864	113,056	87,009	85,180

The funded status of the plans	¥29,071	¥16,026	¥(23,512)	¥(14,732)

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥42,376	¥28,848	¥8	¥0
Accrued benefit liability included in other liabilities	(13,305)	(12,822)	(23,520)	(14,732)

Net amount recognized	¥29,071	¥16,026	¥(23,512)	¥(14,732)

Amount recognized in accumulated other comprehensive income (loss), pre-tax, at March 31, 2015 and 2016 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2015	2016	2015	2016
Net prior service credit	¥5,127	¥4,110	¥1,074	¥959
Net actuarial loss	(9,602)	(25,125)	(26,674)	(17,150)
Net transition obligation	(140)	(91)	(19)	(14)

Total recognized in accumulated other comprehensive loss, pre-tax	¥(4,615)	¥(21,106)	¥(25,619)	¥(16,205)

The estimated portions of the net prior service credit, net actuarial loss and net transition obligation above that will be recognized as a component of net pension cost (gain) of Japanese pension plans in fiscal 2017 are ¥(916) million, ¥936 million and ¥45 million, respectively, a component of net pension cost (gain) of overseas pension plans in fiscal 2017 are ¥(102) million, ¥663 million and ¥3 million, respectively.

The accumulated benefit obligations for all Japanese defined benefit pension plans were ¥79,178 million and ¥86,744 million, respectively, at March 31, 2015 and 2016. The accumulated benefit obligations for all overseas defined benefit pension plans were ¥98,634 million and ¥89,425 million, respectively, at March 31, 2015 and 2016.

In Japanese pension plans, the aggregate projected benefit obligations, aggregate accumulated benefit obligations and aggregate fair values of plan assets for the plans with the accumulated benefit obligations in excess of plan assets were ¥21,279 million, ¥21,061 million and ¥8,031 million, respectively, at March 31, 2015 and ¥19,351 million, ¥18,822 million and ¥6,529 million, respectively, at March 31, 2016. In overseas pension plans, the aggregate projected benefit obligations, aggregate accumulated benefit obligations and aggregate fair values of plan assets for the plans with the accumulated benefit obligations in excess of plan assets were ¥110,498 million, ¥98,621 million and ¥86,978 million, respectively, at March 31, 2015 and ¥99,715 million, ¥89,407 million and ¥85,151 million, respectively, at March 31, 2016.

Net pension cost of the plans for fiscal 2014, 2015 and 2016 consists of the following:

	Millions of yen
	2014	2015	2016
Japanese plans:
Service cost	¥3,391	¥4,415	¥4,401
Interest cost	1,139	1,159	995
Expected return on plan assets	(2,047)	(2,351)	(2,575)
Amortization of prior service credit	(1,259)	(927)	(928)
Amortization of net actuarial loss	777	502	(15)
Amortization of transition obligation	53	53	49

Net periodic pension cost	¥2,054	¥2,851	¥1,927

Overseas plans:
Service cost	¥1,654	¥2,460	¥3,856
Interest cost	1,684	2,251	1,747
Expected return on plan assets	(2,389)	(3,857)	(4,584)
Amortization of prior service credit	(3)	(51)	(113)
Amortization of net actuarial loss	60	215	1,336
Amortization of transition obligation	3	5	3

Net periodic pension cost	¥1,009	¥1,023	¥2,245

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2014, 2015 and 2016 are summarized as follows:

	Millions of yen
	2014	2015	2016
Japanese plans:
Current year actuarial gain (loss)	¥1,870	¥8,028	¥(15,417)
Amortization of net actuarial loss	777	502	(15)
Prior service credit due to amendments	743	0	(88)
Amortization of prior service credit	(1,259)	(927)	(928)
Amortization of transition obligation	53	53	49
Plan curtailments and settlements	0	0	(92)

Total recognized in other comprehensive income (loss), pre-tax	¥2,184	¥7,656	¥(16,491)

Overseas plans:
Current year actuarial gain (loss)	¥2,447	¥(28,730)	¥7,881
Amortization of net actuarial loss	60	215	1,336
Prior service credit due to amendments	344	843	0
Amortization of prior service credit	(3)	(51)	(113)
Amortization of transition obligation	3	5	3
Foreign currency exchange rate change	(7)	1,065	307

Total recognized in other comprehensive income (loss), pre-tax	¥2,844	¥(26,653)	¥9,414

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.

Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2014	2015	2016
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.4%	1.2%	0.7%
Rate of increase in compensation levels	5.1%	4.8%	4.4%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.8%	1.4%	1.2%
Rate of increase in compensation levels	6.0%	5.1%	4.8%
Expected long-term rate of return on plan assets	2.2%	2.3%	2.3%

Overseas plans	2014	2015	2016
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	3.5%	1.5%	1.9%
Rate of increase in compensation levels	2.8%	2.8%	2.8%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	4.3%	3.5%	1.5%
Rate of increase in compensation levels	0.6%	2.8%	2.8%
Expected long-term rate of return on plan assets	5.6%	5.2%	5.5%

The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.

The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets and to ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The fair value of Japanese pension plan assets at March 31, 2015 and 2016, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,572	¥0	¥16,572	¥0
Other than Japan
Pooled funds*2	19,717	0	19,717	0
Debt securities:
Japan
Pooled funds*3	29,106	0	29,106	0
Other than Japan
Pooled funds*4	16,933	0	16,933	0
Other assets:
Life insurance company general accounts*5	23,395	0	23,395	0
Others*6	10,141	0	10,141	0

	¥115,864	¥0	¥115,864	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥39 million and units of ORIX JREIT Inc. in the amounts of ¥277 million at March 31, 2015.
*2	These funds invest in listed shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥23 million and investment corporation bonds of ORIX JREIT Inc. in the amounts of ¥16 million at March 31, 2015.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2015, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

	Millions of yen
	March 31, 2016
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥15,663	¥0	¥15,663	¥0
Other than Japan
Pooled funds*2	17,829	0	17,829	0
Debt securities:
Japan
Pooled funds*3	22,324	0	22,324	0
Other than Japan
Pooled funds*4	21,760	0	21,760	0
Other assets:
Life insurance company general accounts*5	26,300	0	26,300	0
Others*6	9,180	0	9,180	0

	¥113,056	¥0	¥113,056	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥42 million at March 31, 2016.
*2	These funds invest in listed shares.
*3	These funds invest approximately 70% in Japanese government bonds, approximately 10% in Japanese municipal bonds, and approximately 20% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥948 million at March 31, 2016.
*4	These funds invest entirely in foreign government bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2016, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 40% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of pooled funds that invest in equity, debt securities and hedge funds and investments in life insurance company general accounts. Pooled funds are valued at the net asset value per share at the measurement date. They are not redeemable at the net asset value per share at the measurement date, but they are redeemable at the net asset value per share in the near term after the measurement date. Investments in life insurance company general accounts are valued at conversion value.

The fair value of overseas pension plan assets at March 31, 2015 and 2016, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurement.”

	Millions of yen
	March 31, 2015
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥33,001	¥33,001	¥0	¥0
Pooled funds*1	70	0	70	0
Debt securities:
Other than Japan
Government bonds	27,853	27,853	0	0
Municipal bonds	4,855	0	4,855	0
Corporate bonds	20,314	20,314	0	0
Other assets:
Life insurance company general accounts*2	196	0	196	0
Others*3	720	0	720	0

	¥87,009	¥81,168	¥5,841	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2015, our policy for the portfolio of plans consists of two major components: approximately 40% is invested in equity securities and approximately 60% is invested in debt securities.

	Millions of yen
	March 31, 2016
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥29,367	¥29,367	¥0	¥0
Pooled funds*1	64	0	64	0
Debt securities:
Other than Japan
Government bonds	46,280	46,280	0	0
Municipal bonds	4,885	0	4,885	0
Corporate bonds	98	98	0	0
Other assets:
Life insurance company general accounts*2	2,520	0	2,520	0
Others*3	1,966	0	1,966	0

	¥85,180	¥75,745	¥9,435	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.

At March 31, 2016, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities and approximately 60% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets.

Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of pooled funds that invest in equity, debt securities and hedge funds and investments in life insurance company general accounts. Pooled funds are valued at the net asset value per share at the measurement date. They are not redeemable at the net asset value per share at the measurement date but they are redeemable at the net asset value per share in the near term after the measurement date. Investments in life insurance company general accounts are valued at conversion value.

The Company and certain subsidiaries expect to contribute ¥3,127 million to its Japanese pension plans and ¥1,577 million to its overseas pension plans during the year ending March 31, 2017.

At March 31, 2016, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

Years ending March 31,	Millions of yen
	Japanese plans	Overseas plans
2017	¥2,159	¥1,488
2018	1,785	1,239
2019	1,916	1,301
2020	2,060	1,334
2021	2,165	1,330
2022-2026	14,055	7,757

Total	¥24,140	¥14,449

The cost recognized for Japanese defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2014, 2015 and 2016 were ¥1,044 million, ¥1,248 million and ¥1,350 million, respectively. The cost recognized for overseas defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2014, 2015 and 2016 were ¥1,560 million, ¥2,526 million and ¥2,926 million, respectively.